BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' EQUITY (DEFICIT)
Class A ordinary shares, shares subject to possible redemption (in shares)	20,000,000	0
Class A ordinary shares (in dollars per share)	$ 10.00	$ 10.00
Shareholder's Equity (Deficit)
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Ordinary Shares [Member]
Shareholder's Equity (Deficit)
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in shares)	0	0
Ordinary shares, shares outstanding (in shares)	0	0
Class B Ordinary Shares [Member]
Shareholder's Equity (Deficit)
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	5,000,000	5,031,250	[1]
Ordinary shares, shares outstanding (in shares)	5,000,000	5,031,250	[1]
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholder's Equity (Deficit)
Shares subject to forfeiture (in shares)	656,250

[1]	Excludes an aggregate of up to 656,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 26, 2021, the Sponsor returned 1,437,500 Class B ordinary shares to the Company, which were canceled, and on February 11, 2021 the Company effected a share capitalization pursuant to which an additional 718,750 Founder Shares were issued resulting in an aggregate of 5,031,250 Class B ordinary shares outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share cancellation.